Short-Term and Long-Term Borrowings (Details 2) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total		$ 10,246,011	$ 7,203,357
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
2019		91,484
Total	[1]	566,750	658,234
East West Bank [Member]
Debt Instrument [Line Items]
Total	[2]	2,517,952	$ 729,141
Machinery and Equipment Loan Agreement [Member] | Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
2019		89,898
2020		91,484
2021		93,098
2022		94,740
2023		96,411
Thereafter		282,501
Total		748,132
Delayed Draw Term Loan Agreement [Member] | East West Bank [Member]
Debt Instrument [Line Items]
2019		200,000
2020		200,000
2021		200,000
2022		200,000
2023		129,141
Thereafter
Total		$ 929,141

[1]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2019, the amount of long-term borrowing was $658,234, and it consists of $91,484 of which is due within a year and $566,750 that is due over a year.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire on April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both loans require interest only payment for the first year and require interest and principal payments from second year to sixth year. The initial effective rate was 4.11% per annum. In September 2019, both parties agreed to adjust the effective rate to 4.877%. As of December 31, 2019, the outstanding loan was $717,952, which consists of $200,000 due within a year and $517,952 due over a year.